Cover Page Document	May 07, 2025
Cover page [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Registrant Name	Houlihan Lokey, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37537
Entity Tax Identification Number	95-2770395
Entity Address, Address Line One	10250 Constellation Blvd.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	553-8871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001
Trading Symbol	HLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001302215
Amendment Flag	false